LONG TERM INVESTMENTS (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
LONG TERM INVESTMENTS
Impairment on equity investment without readily determinable fair value	¥ 18,721	¥ 17,231
Jilin Jinong Hi-tech Development Shares Co., Ltd. ("Jinong")
LONG TERM INVESTMENTS
Equity method investment ownership percentage	17.94%	17.94%
Nianfeng Minfu
LONG TERM INVESTMENTS
Equity method investment ownership percentage	20.00%
Beijing Origin
LONG TERM INVESTMENTS
Equity method investment ownership percentage	48.27%